Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Fair Value of Stock Options

The following table summarizes the assumptions used to estimate the fair value of the stock options granted for the years ended December 31, 2022 and 2021:

	2022	2021
Expected Volatility	39% – 48%	39% – 48%
Risk Free Interest Rate	2.87% – 4.27%	0.90% – 1.69%
Expected life of options	3.0 – 5.0	1.99 – 5.0

Schedule of Option Activity

The following table represents option activity for the nine months ended September 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2022	223,076	$40.05	5.25
Exercisable – December 31, 2022	206,082	$40.05	5.28	$-
Granted	43,200	$-
Forfeited	-	$-
Vested	215,969
Outstanding – September 30, 2023	266,276	$38.74	4.52
Exercisable – September 30, 2023	215,969	$38.74	4.52	$-

The following table represents option activity for the years ended December 31, 2022 and 2021:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding - December 31, 2020	3,810,000	$2.00	7.87
Exercisable - December 31, 2020	3,280,000	$2.00	7.87	$721,600
Granted	683,430	$2.12
Forfeited	(63,750)	$2.00
Vested	3,807,127	-
Outstanding - December 31, 2021	4,429,680	$2.00	6.23
Exercisable - December 31, 2021	3,807,127	$2.00	6.83	$-
Granted	208,248	$1.82
Forfeited	(176,417)	$2.30
Vested	4,121,633	-
Outstanding - December 31, 2022	4,461,511	$2.00	5.25
Exercisable - December 31, 2022	4,121,633	$2.00	5.28	$-